Ordinary shares and treasury shares (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Jul. 15, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 shares	Dec. 20, 2022 $ / shares
Ordinary Share
Amount of shares authorized | $		$ 50,000,000
Ordinary shares, shares authorized (in shares)			10,000,000,000	10,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares								$ 0.000005
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares to be Repurchased Next Year	4,500,000
Share Repurchase Program, Authorized, Amount | $				$ 20,000,000
Share Repurchase Program, Authorized, Number of Shares			503,000	503,000
Treasury shares, at cost			¥ 7,435	$ 1,019,000		¥ 0
Class A Ordinary Shares
Ordinary Share
Ordinary shares, shares authorized (in shares)			8,000,000,000	8,000,000,000		8,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares				$ 0.000005	$ 0.000005
Ordinary shares, shares issued (in shares)			291,166,110	291,166,110		288,989,049	288,434,474
Ordinary shares, shares outstanding (in shares)			291,166,110	291,166,110		288,989,049
Class A Ordinary Shares | Share Incentive 2022 Plan
Ordinary Share
Ordinary shares, shares issued (in shares)			7,180,061	7,180,061		554,575
Class B Ordinary Shares
Ordinary Share
Ordinary shares, shares authorized (in shares)			1,000,000,000	1,000,000,000		1,000,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares				$ 0.000005	$ 0.000005
Ordinary shares, shares issued (in shares)			48,960,916	48,960,916		48,960,916
Ordinary shares, shares outstanding (in shares)			48,960,916	48,960,916		48,960,916	48,960,916
Designated Shares
Ordinary Share
Ordinary shares, shares authorized (in shares)			1,000,000,000	1,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares				$ 0.000005